Time charters acquired (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 21, 2015	Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	$ 0	$ 0	$ 5,267
Lena River
Finite-Lived Intangible Assets [Line Items]
Consideration for vessel and related time charter				$ 240,000
Fair value of the favorable time charter acquired					$ 20,000
Amortization of intangible assets	$ 0	$ 0	$ 5,267